                              ING INVESTORS TRUST
              ING Evergreen Health Sciences Portfolio ("Portfolio")

                       Supplement dated September 29, 2006
 to the Adviser Class, Institutional Class, Service Class and Service 2
                  Class Prospectuses each dated April 28, 2006

     Effective September 8, 2006, Walter T. McCormick, CFA, replaced Liu-Er Chen, CFA, as portfolio manager to the Portfolio. The Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses are amended to reflect the following:

     1. All references to Lui-Er Chen are hereby deleted and replaced with Walter T. McCormick.

     2. The second paragraph under the section entitled "Description of the Portfolios - More on the Sub-Adviser" on page 12 of the Adviser Class, Institutional Class and Service Class Prospectuses and on page 13 of the Service 2 Class Prospectus is hereby deleted in its entirety and replaced with the following:

     The following individual is responsible for the day-to-day management of the Portfolio:

     NAME                           POSITION AND RECENT BUSINESS EXPERIENCE
     ----                           ---------------------------------------
     Walter T. McCormick, CFA       Mr. McCormick is a Senior Vice President,
                                    Senior Portfolio Manager and head of the
                                    Large Cap Value and Core Equity team
                                    at EIMC and has managed the Portfolio since
                                    September 2006. Mr. McCormick originally was
                                    employed by a predecessor of EIMC from 1984
                                    to 1998.  Mr. McCormick then joined David L.
                                    Babson & Co., Inc. from 1998 to April 2000.
                                    From April 2000 to March of 2002 he managed
                                    private portfolios. Mr. McCormick rejoined
                                    EIMC in March 2002.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING INVESTORS TRUST
              ING Evergreen Health Sciences Portfolio ("Portfolio")

                       Supplement dated September 29, 2006
        to the Adviser Class Statement of Additional Information ("SAI")
       and the Institutional Class, Service Class and Service 2 Class SAI
                            each dated April 28, 2006

     Effective September 8, 2006, Walter T. McCormick, CFA, replaced Liu-Er Chen, CFA, as portfolio manager to the Portfolio. The Adviser Class SAI and Institutional Class, Service Class and Service 2 Class SAI are amended to reflect the following:

     1. All references to Lui-Er Chen are hereby deleted and replaced with Walter T. McCormick.

     2. The tables and language in the sub-sections entitled "ING Evergreen Health Sciences Portfolio - Other Managed Accounts" and "Portfolio Manager Ownership of Securities" under the section entitled, "Other Information About Portfolio Managers" beginning on page 125 and page 127, respectively, of the Adviser Class SAI and beginning on page 129 and page 131, respectively, of the Institutional Class, Service Class and Service 2 Class SAI are deleted in their entirety and replaced with the following:

OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of June 30, 2006.

--------------------- --------------------------------- ----------------------------------- -----------------------------------
                      REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES              OTHER ACCOUNTS
--------------------- --------------------------------- ----------------------------------- -----------------------------------
                      NUMBER OF                         NUMBER OF                           NUMBER OF
 PORTFOLIO MANAGER    ACCOUNTS       TOTAL ASSETS       ACCOUNTS       TOTAL ASSETS         ACCOUNTS      TOTAL ASSETS
--------------------- -------------- ------------------ -------------- -------------------- ------------- ---------------------
Walter T.             2              $697,633,200       3              $651,481,300         0             N/A
McCormick, CFA
--------------------- -------------- ------------------ -------------- -------------------- ------------- ---------------------

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of June 30, 2006, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                                     DOLLAR RANGE OF
PORTFOLIO MANAGER                                    FUND SHARES OWNED
-----------------                                    -----------------
Walter T. McCormick, CFA                             None

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE